SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Class of warrant or right, outstanding	0	0	0	1,250,000
Share-based compensation arrangement by share-based payment award, options, outstanding, number	2,586,000	2,381,000	2,636,000	2,615,000
Diluted weighted average number of common shares outstanding	48,822,024	48,925,574	49,033,887
Basic weighted average number of common shares outstanding	46,542,900	46,779,574	46,645,387
Cash, uninsured Amount	$ 5,653,644	$ 4,578,256	$ 4,305,287
Reductionin common stock par or stated value per share	$ 0.001
XG Mining [Member]
Significant Accounting Policies [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
XG Mining [Member] | Other Investee [Member]
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	90.00%